COMMITMENTS AND CONTINGENCIES (Details Narrative 1) - USD ($)				1 Months Ended			3 Months Ended		9 Months Ended
	May 06, 2016	Jul. 31, 2015	Jul. 10, 2015	Nov. 30, 2016	May 31, 2016	Oct. 31, 2015	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Loss Contingencies [Line Items]
Compensation claimed value							$ 3,421,672	$ 1,502,559	$ 4,138,979	$ 2,064,815
Two Individual [Member]
Loss Contingencies [Line Items]
Settlement amount					$ 31,000
Former Executive Employee [Member]
Loss Contingencies [Line Items]
Compensation claimed value	$ 49,998
Additional compensation claimed value	$ 12,000
Litigation Case One [Member]
Loss Contingencies [Line Items]
Name of plaintiff			Stemage Skin Care, LLC
Name of domicile of litigation			U.S. District Court for the Central District of California
Name of defendant			NuGene, Inc., Ali Kharazmi, Saeed Kharazmi, Kathy Ireland Worldwide, Stephen Roseberry, Steve Rosenblum and Erik Sterling.
Description of allegations

(i) copyright infringement; (ii) interference with contract; (iii) intentional interference with prospective economic advantage; (iv) negligent interference with prospective economic advantage; and (v) conspiracy.

Litigation Case Two [Member]
Loss Contingencies [Line Items]
Name of plaintiff		Star Health & Beauty, LLC (“SH&B”)
Name of domicile of litigation		U.S. District Court for the Northern District of Georgia
Name of defendant		NuGene, Inc. and NuGene International, Inc.
Description of allegations		Use of the NUGENE name and trademark infringes
Litigation Case Three [Member]
Loss Contingencies [Line Items]
Name of plaintiff						NSE Products, Inc., (“NSE”)
Ambassador Services Case [Member] | Subsequent Event [Member] | Stemage Skin Care, LLC [Member]
Loss Contingencies [Line Items]
Settlement amount				$ 50,000